UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

January 31, 2006

1.813076.101

MM-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)		Value (000s)
Morgan Stanley
4/15/06	3.90%	$ 5,000		$ 5,020
Certificates of Deposit - 20.7%

Domestic Certificates Of Deposit - 0.6%
Washington Mutual Bank FA
3/14/06	4.45	75,000		75,000
London Branch, Eurodollar, Foreign Banks - 9.2%
Banca Intesa Spa
3/31/06	4.57	130,000		130,000
Barclays PLC
2/7/06	4.26	100,000		100,000
Calyon
3/31/06	3.88	45,000		45,000
7/18/06	4.00	50,000		50,000
10/4/06	4.40	52,000		52,000
Credit Agricole SA
7/17/06	4.00	45,000		45,000
7/18/06	4.00	50,000		50,000
7/19/06	4.00	50,000		50,000
Credit Industriel et Commercial
2/6/06	4.25	140,000		140,000
4/20/06	3.95	50,000		50,000
11/7/06	4.76	100,000		100,000
Deutsche Bank AG
3/28/06	4.55	10,000		10,000
3/31/06	4.56	65,000		65,000
1/30/07	4.86	75,000		75,000
Landesbank Hessen-Thuringen
2/17/06	4.43	85,000		84,950
Societe Generale
8/18/06	4.25	50,000		50,000
12/6/06	4.80	25,000		25,000
2/2/07	4.90	25,000		25,000
Unicredito Italiano Spa
2/8/06	4.28	25,000		25,000
2/22/06	4.45	25,000		24,993
2/27/06	4.54	30,000		29,999
				1,226,942
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)		Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 10.9%
BNP Paribas SA
10/30/06	4.81%	$ 75,000		$ 75,000
Canadian Imperial Bank of Commerce
2/15/06	4.53 (b)	85,000		85,000
2/23/06	4.49 (b)	100,000		100,000
Credit Industriel et Commercial
2/13/06	4.00	25,000		25,000
6/28/06	4.27	50,000		50,000
Credit Suisse First Boston New York Branch
2/21/06	4.46 (b)	65,000		65,000
3/27/06	4.49 (b)	100,000		100,000
4/19/06	4.57 (b)	75,000		75,000
DEPFA BANK PLC
2/1/06	4.30	60,000		60,000
3/30/06	4.56	65,000		65,000
Deutsche Bank AG
3/3/06	4.41 (b)	75,000		75,000
Dresdner Bank AG
3/13/06	4.58	5,000		4,999
Eurohypo AG
3/28/06	4.59	46,000		46,000
Mizuho Corporate Bank Ltd.
3/21/06	4.57	140,000		140,000
3/28/06	4.58	50,000		50,000
Skandinaviska Enskilda Banken AB
4/6/06	4.50 (b)	150,000		149,990
Societe Generale
3/13/06	4.54	10,000		9,998
Sumitomo Mitsui Banking Corp.
2/9/06	4.40	20,000		20,000
2/10/06	4.41	20,000		20,000
2/21/06	4.48	20,000		20,000
3/30/06	4.57	18,500		18,500
3/30/06	4.58	10,000		10,000
Toronto-Dominion Bank
4/7/06	3.86	45,000		45,000
4/18/06	3.92	50,000		50,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)		Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Unicredito Italiano Spa
2/13/06	4.28% (b)	$ 95,000		$ 94,996
				1,454,483
TOTAL CERTIFICATES OF DEPOSIT			2,756,425
Commercial Paper - 33.2%

Bank of America Corp.
2/1/06	4.31	115,000		115,000
Bavaria TRR Corp.
2/10/06	4.55	25,000		24,972
2/14/06	4.55	40,000		39,934
2/21/06	4.50	100,000		99,751
Cafco LLC
3/27/06	4.55	20,000		19,864
3/30/06	4.56	5,000		4,964
Capital One Multi-Asset Execution Trust
2/17/06	4.46	25,000		24,951
Charta LLC
3/15/06	4.55	25,000		24,868
3/21/06	4.56	35,000		34,789
Citibank Credit Card Master Trust I (Dakota Certificate Program)
2/1/06	4.28	45,000		45,000
2/1/06	4.33	30,000		30,000
2/2/06	4.35	65,000		64,992
2/3/06	4.36	30,000		29,993
2/6/06	4.35	65,000		64,961
3/14/06	4.54	20,000		19,897
3/22/06	4.53	40,000		39,755
4/3/06	4.53	90,000		89,315
4/4/06	4.53	29,000		28,776
4/4/06	4.54	30,000		29,768
4/5/06	4.54	10,000		9,921
Citigroup Funding, Inc.
3/1/06	4.54	20,000		19,930
3/2/06	4.54	25,000		24,909
3/28/06	4.55	25,000		24,827
4/6/06	4.53	15,000		14,880
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)		Value (000s)
Credit Suisse First Boston New York Branch
3/2/06	4.54%	$ 190,000		$ 189,302
Dresdner U.S. Finance, Inc.
3/6/06	4.43	30,000		29,880
DZ Bank AG
3/23/06	4.54	35,000		34,781
Emerald (MBNA Credit Card Master Note Trust)
2/1/06	4.30	15,000		15,000
2/1/06	4.35	15,000		15,000
2/7/06	4.33	34,550		34,525
2/9/06	4.38	25,000		24,976
3/14/06	4.48	45,000		44,773
3/21/06	4.54	25,000		24,850
3/29/06	4.54	20,000		19,860
3/30/06	4.58	127,961		127,041
4/5/06	4.53	40,000		39,686
Falcon Asset Securitization Corp.
2/17/06	4.44	94,377		94,192
FCAR Owner Trust
3/15/06	4.46	18,000		17,907
4/4/06	4.50	105,000		104,195
4/4/06	4.52	45,000		44,654
7/25/06	4.75	24,125		23,584
Giro Funding US Corp.
2/8/06	4.39	120,000		119,898
2/16/06	4.46	67,763		67,638
3/2/06	4.55	25,000		24,909
3/13/06	4.46	22,767		22,655
3/24/06	4.56	15,000		14,904
Intesa Funding LLC
3/27/06	4.55	90,000		89,390
Jupiter Securitization Corp.
2/17/06	4.44	100,000		99,804
2/27/06	4.53	5,000		4,984
Liberty Street Funding Corp.
3/21/06	4.54	15,000		14,910
Market Street Funding Corp.
2/24/06	4.50	15,000		14,957
Motown Notes Program
2/1/06	4.28	10,000		10,000
2/2/06	4.28	55,000		54,994
2/3/06	4.27	26,000		25,994
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)		Value (000s)
Motown Notes Program - continued
2/6/06	4.29%	$ 15,000		$ 14,991
2/6/06	4.31	15,000		14,991
2/6/06	4.39	27,100		27,084
2/9/06	4.31	25,000		24,976
3/20/06	4.51	10,000		9,942
4/4/06	4.54	26,925		26,717
4/10/06	4.56	20,000		19,830
5/2/06	4.68	8,000		7,908
Nationwide Building Society
2/1/06	4.31	30,000		30,000
Paradigm Funding LLC
3/28/06	4.55	28,000		27,807
Park Granada LLC
2/8/06	4.38	116,734		116,635
2/24/06	4.49	40,000		39,886
2/27/06	4.55	95,000		94,689
3/1/06	4.56	30,000		29,894
3/27/06	4.55	100,000		99,322
3/27/06	4.57	75,000		74,489
3/28/06	4.55	60,000		59,587
4/5/06	4.51	40,000		39,688
Park Sienna LLC
2/23/06	4.54	30,000		29,917
2/24/06	4.52	25,000		24,928
2/24/06	4.54	30,000		29,913
Scaldis Capital LLC
2/27/06	4.55	22,000		21,928
Strand Capital LLC
2/2/06	4.28	15,000		14,998
2/2/06	4.29	10,000		9,999
3/14/06	4.26	25,000		24,881
3/27/06	4.54	35,000		34,764
3/28/06	4.53	50,000		49,657
4/10/06	4.57	10,000		9,915
4/28/06	4.65	10,000		9,890
Stratford Receivables Co. LLC
2/2/06	4.37	20,000		19,998
2/6/06	4.40	25,000		24,985
2/6/06	4.41	25,000		24,985
2/7/06	4.40	39,894		39,865
2/8/06	4.39	40,000		39,966
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)		Value (000s)
Stratford Receivables Co. LLC - continued
2/9/06	4.40%	$ 37,302		$ 37,266
2/13/06	4.54	5,000		4,992
2/14/06	4.42	15,782		15,757
2/15/06	4.41	99,286		99,117
2/17/06	4.46	95,000		94,813
2/21/06	4.43	140,000		139,659
3/6/06	4.54	35,000		34,855
3/6/06	4.56	20,000		19,917
3/8/06	4.53	40,000		39,825
3/14/06	4.56	37,103		36,911
3/15/06	4.57	31,214		31,049
3/17/06	4.54	32,500		32,321
3/21/06	4.53	180,000		178,921
Three Rivers Funding Corp.
2/28/06	4.54	8,407		8,379
Triple-A One Funding Corp.
2/6/06	4.36	39,871		39,847
Vodafone Group PLC
2/28/06	4.54 (a)	50,000		49,830
TOTAL COMMERCIAL PAPER			4,407,744
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills - 0.2%
8/3/06	4.53	25,000		24,440
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
2/15/06	4.45 (b)	11,000		11,000
Master Notes - 2.8%

Bear Stearns Companies, Inc.
2/15/06	4.52 (d)	48,000		48,000
Goldman Sachs Group, Inc.
2/6/06	4.46 (b)(d)	32,000		32,000
2/9/06	4.47 (b)(d)	80,000		80,000
2/10/06	4.48 (b)(d)	69,000		69,000
Master Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)		Value (000s)
Goldman Sachs Group, Inc. - continued
2/13/06	4.38% (b)(d)	$ 133,000		$ 133,000
2/13/06	4.50 (b)(d)	7,000		7,000
TOTAL MASTER NOTES			369,000
Medium-Term Notes - 22.0%

AIG Matched Funding Corp.
3/15/06	4.51 (b)	70,000		70,000
4/3/06	4.54 (b)	60,000		60,000
4/11/06	4.57 (b)	60,000		60,000
4/23/06	4.62 (b)	65,000		65,000
Allstate Life Global Funding II
2/8/06	4.44 (a)(b)	10,000		10,000
2/15/06	4.49 (a)(b)	10,000		10,000
2/15/06	4.53 (a)(b)	10,000		10,000
2/27/06	4.53 (a)(b)	10,000		10,000
American Express Credit Corp.
2/6/06	4.49 (b)	50,000		50,004
ASIF Global Financing XXX
2/23/06	4.52 (a)(b)	55,000		55,000
Australia & New Zealand Banking Group Ltd.
2/23/06	4.49 (a)(b)	40,000		40,000
Bayerische Landesbank Girozentrale
2/20/06	4.38 (b)	90,000		90,000
4/18/06	4.58 (b)	100,000		100,000
BMW U.S. Capital LLC
2/15/06	4.44 (b)	17,000		17,000
BNP Paribas SA
2/27/06	4.50 (a)(b)	75,000		75,000
Commonwealth Bank of Australia
2/24/06	4.49 (b)	33,000		33,000
Cullinan Finance Corp.
2/27/06	4.49 (a)(b)	15,000		14,999
Descartes Funding Trust
2/15/06	4.47 (b)	20,000		20,000
Eli Lilly Services, Inc.
2/1/06	4.36 (a)(b)	30,000		30,000
GE Capital Assurance Co.
2/1/06	4.47 (b)(d)	45,000		45,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)		Value (000s)
General Electric Capital Corp.
2/7/06	4.44% (b)	$ 140,000		$ 140,000
2/9/06	4.52 (b)	93,500		93,518
2/17/06	4.57 (b)	100,000		100,018
Hartford Life Global Funding Trust
2/15/06	4.46 (b)	40,000		40,000
HBOS Treasury Services PLC
2/20/06	4.44 (a)(b)	10,000		10,003
3/24/06	4.57 (b)	85,000		85,000
HSBC Finance Corp.
2/24/06	4.51 (b)	45,000		45,000
HSBC USA, Inc.
2/15/06	4.45 (b)	50,000		50,000
HSH Nordbank AG
2/23/06	4.51 (a)(b)	47,000		47,000
ING USA Annuity & Life Insurance Co.
3/24/06	4.60 (b)(d)	25,000		25,000
MBIA Global Funding LLC
4/18/06	4.56 (a)(b)	20,000		20,000
Merrill Lynch & Co., Inc.
2/6/06	4.42 (b)	27,000		27,024
2/15/06	4.45 (b)	72,000		72,000
Metropolitan Life Insurance Co.
2/6/06	4.39 (a)(b)	32,148		32,148
Morgan Stanley
2/1/06	4.63 (b)	14,000		14,000
2/6/06	4.42 (b)	20,000		20,000
2/15/06	4.50 (b)	33,000		33,000
2/27/06	4.61 (b)	57,000		57,002
Nordea Bank AB
2/13/06	4.42 (a)(b)	15,000		15,000
Pacific Life Global Funding
2/6/06	4.41 (a)(b)	22,500		22,500
2/13/06	4.46 (b)	5,000		5,000
RACERS
2/22/06	4.51 (a)(b)	95,000		95,000
Royal Bank of Canada
2/10/06	4.45 (b)	10,000		10,000
Royal Bank of Scotland PLC
2/21/06	4.48 (a)(b)	100,000		100,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)		Value (000s)
SBC Communications, Inc.
6/5/06	3.96% (a)	$ 30,555		$ 30,592
Security Life of Denver Insurance Co.
2/28/06	4.48 (b)(d)	18,000		18,000
SLM Corp.
2/1/06	4.44 (a)(b)	50,000		50,000
Societe Generale
2/2/06	4.36 (a)(b)	44,000		44,000
SunTrust Bank, Georgia
3/13/06	4.43 (b)	100,000		99,998
Travelers Insurance Co.
2/17/06	4.45 (b)(d)	15,000		15,000
2/20/06	4.46 (b)(d)	5,000		5,000
Wachovia Asset Securitization Issuance LLC
2/27/06	4.52 (a)(b)	16,325		16,325
Washington Mutual Bank FA
2/15/06	4.45 (b)	18,000		18,000
Washington Mutual Bank, California
2/6/06	4.26 (b)	55,000		55,000
3/20/06	4.48 (b)	66,000		66,000
3/27/06	4.50 (b)	90,000		89,998
4/27/06	4.62 (b)	95,000		95,000
Wells Fargo & Co.
2/2/06	4.44 (b)	35,000		35,000
2/15/06	4.46 (b)	100,000		100,000
WestLB AG
2/10/06	4.43 (a)(b)	49,000		49,000
3/30/06	4.53 (a)(b)	53,000		53,000
Westpac Banking Corp.
3/13/06	4.49 (b)	20,000		20,000
White Pine Finance LLC
2/10/06	4.27 (a)(b)	40,000		39,996
TOTAL MEDIUM-TERM NOTES			2,923,125
Short-Term Notes - 2.1%

Hartford Life Insurance Co.
3/1/06	4.56 (b)(d)	20,000		20,000
Jackson National Life Insurance Co.
4/1/06	4.67 (b)(d)	25,000		25,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)		Value (000s)
Metropolitan Life Insurance Co.
2/1/06	4.41% (b)(d)	$ 10,000		$ 10,000
2/28/06	4.63 (a)(b)	15,000		15,000
4/3/06	4.65 (b)(d)	35,000		35,000
Monumental Life Insurance Co.
2/1/06	4.53 (b)(d)	18,000		18,000
2/1/06	4.56 (b)(d)	20,000		20,000
New York Life Insurance Co.
4/3/06	4.66 (b)(d)	75,000		75,000
Transamerica Occidental Life Insurance Co.
2/1/06	4.42 (b)(d)	40,000		40,000
Travelers Insurance Co.
3/31/06	4.63 (b)(d)	25,000		25,000
TOTAL SHORT-TERM NOTES			283,000
Municipal Securities - 0.4%

Mississippi Gen. Oblig. (Nissan Proj.) Series B, 4.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)
2/7/06		56,825		56,825
Interfund Loans - 0.0%
With Fidelity Advisor Equity Income Fund, at 4.63%, due 2/1/06 (e)		4,745		4,745
Repurchase Agreements - 19.0%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 1/31/06 due 2/1/06 at:
4.46%	$ 50,453		50,447
4.48%	218,455		218,428
With:
Banc of America Securities LLC at 4.58%, dated 1/31/06 due 2/1/06 (Collateralized by Corporate Obligations valued at $510,000,000, 4.5% - 9.88%, 6/16/08 - 6/15/30)	500,064		500,000
Barclays Capital, Inc. at 4.55%, dated 1/31/06 due 2/1/06 (Collateralized by Corporate Obligations valued at $510,000,001, 0% - 10.3%, 10/27/06 - 2/1/36)	500,063		500,000
Repurchase Agreements - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
Citigroup Global Markets, Inc. at 4.55%, dated 1/31/06 due 2/1/06 (Collateralized by Mortgage Loan Obligations) valued at:
$11,220,021, 7.13%, 1/15/30	$ 11,001		$ 11,000
$204,000,383, 7.13%, 1/15/30	200,025		200,000
Credit Suisse First Boston, Inc. at 4.56%, dated 1/31/06 due 2/1/06 (Collateralized by Corporate Obligations valued at $178,504,338, 3.38% - 9%, 3/1/06 - 11/24/33)	175,022		175,000
Goldman Sachs & Co. at 4.6%, dated:
12/19/05 due 2/22/06 (Collateralized by Mortgage Loan Obligations valued at $299,250,001, 4.71% - 6.08%, 11/15/15 - 10/10/45) (b)(c)	287,367		285,000
1/31/06 due 2/1/06 (Collateralized by Mortgage Loan Obligations valued at $55,000,001, 5.12% - 6.94%, 4/6/08 - 6/15/38)	55,007		55,000
Lehman Brothers, Inc. at 4.62%, dated 1/31/06 due 2/1/06 (Collateralized by Equity Securities valued at $560,766,594)	534,069		534,000
TOTAL REPURCHASE AGREEMENTS		2,528,875
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $13,370,199)		13,370,199
NET OTHER ASSETS - (0.5)%			(68,963)
NET ASSETS - 100%		$ 13,301,236
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $944,393,000 or 7.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $745,000,000 or 5.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 4.52%, 2/15/06	1/13/06	$ 48,000
GE Capital Assurance Co. 4.47%, 2/1/06	4/1/05 - 7/28/05	$ 45,000
Goldman Sachs Group, Inc.: 4.38%, 2/13/06	8/11/04	$ 133,000
4.46%, 2/6/06	10/6/05	$ 32,000
4.47%, 2/9/06	1/9/06	$ 80,000
4.48%, 2/10/06	11/10/05	$ 69,000
4.5%, 2/13/06	10/11/05	$ 7,000
Security	Acquisition Date	Cost (000s)
Hartford Life Insurance Co. 4.56%, 3/1/06	12/16/03	$ 20,000
ING USA Annuity & Life Insurance Co. 4.60%, 3/24/06	6/23/05	$ 25,000
Jackson National Life Insurance Co. 4.67%, 4/1/06	3/31/03	$ 25,000
Metropolitan Life Insurance Co.: 4.41%, 2/1/06	2/24/03	$ 10,000
4.65%, 4/3/06	3/26/02	$ 35,000
Monumental Life Insurance Co.: 4.53%, 2/1/06	7/31/98 - 9/17/98	$ 18,000
4.56%, 2/1/06	3/12/99	$ 20,000
New York Life Insurance Co. 4.66%, 4/3/06	2/28/02	$ 75,000
Security Life of Denver Insurance Co. 4.48%, 2/28/06	8/26/05	$ 18,000
Transamerica Occidental Life Insurance Co. 4.42%, 2/1/06	4/28/00	$ 40,000
Travelers Insurance Co.: 4.45%, 2/17/06	5/17/05	$ 15,000
4.46%, 2/20/06	8/18/05	$ 5,000
4.63%, 3/31/06	4/1/05	$ 25,000
(e) Affiliated entity
Income Tax Information
At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $13,370,199,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Managment Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

January 31, 2006

1.813077.101

DTE-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 93.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.7%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	10,000	10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 3.06% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	2,605	2,605
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.07%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	200	200
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	4,100	4,100
Health Care Auth. for Baptist Health Participating VRDN Series ROC II R499CE, 3.12% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,400	4,400
Jefferson County Ltd. Oblig. School Warrants Series B, 3.05% (AMBAC Insured), VRDN (b)	10,000	10,000
Jefferson County Swr. Rev. Series 2003 B7, 3.05% (XL Cap. Assurance, Inc. Insured), VRDN (b)	15,000	15,000
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500	2,500
		55,405
Alaska - 1.0%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,635	4,635
Alaska Muni. Bond Bank Auth. Participating VRDN:
Series PT 1986, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,780	5,780
Series ROC II R7525, 3.06% (Liquidity Facility Citibank NA) (b)(e)	3,415	3,415
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,800	5,800
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,115	3,115
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 B, 3%, tender 6/1/06 (b)	8,000	8,000
		30,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.3%
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 3,000	$ 3,000
Series ROC II R174, 3.06% (Liquidity Facility Citibank NA) (b)(e)	1,295	1,295
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series MACN 05 L, 3.06% (Liquidity Facility Bank of America NA) (b)(e)	2,575	2,575
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series ROC II R6039, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,090	2,090
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,200	1,200
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3.05%, LOC Branch Banking & Trust Co., VRDN (b)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0014, 3.06% (Liquidity Facility Citibank NA) (b)(e)	7,600	7,600
Series MS 04 1227, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	1,900	1,900
Series PT 1512, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000	1,000
Series ROC II R1003, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,960	3,960
Series SG 03 160, 3.06% (Liquidity Facility Societe Generale) (b)(e)	3,600	3,600
Series 1997 B, 3.17% 3/9/06, CP	7,200	7,200
		42,820
California - 1.3%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Subseries 2005 G14, 3.17%, tender 3/2/06 (FGIC Insured) (b)	7,100	7,100
Participating VRDN Series Putters 395, 3.05% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	16,655	16,655
California Gen. Oblig. Participating VRDN Series Putters 132, 3.05% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,485	2,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.25%, LOC Societe Generale, VRDN (b)	$ 3,100	$ 3,100
Los Angeles Unified School District Participating VRDN Series Putters 487, 3.05% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	12,750	12,750
		42,090
Colorado - 2.1%
Colorado Ed. Ln. Prog. TRAN Series B, 6.25% 8/7/06	19,500	19,757
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.1% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	2,300	2,300
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.19%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Colorado Hsg. & Fin. Auth. Bonds Series A5 Class 1, 3.43% 1/3/07	11,500	11,500
Colorado Springs Utils. Rev. Participating VRDN:
Series ROC II R405, 3.06% (Liquidity Facility Citibank NA) (b)(e)	3,600	3,600
Series SGB 28, 3.06% (Liquidity Facility Societe Generale) (b)(e)	6,800	6,800
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 3.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	4,545	4,545
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,800	2,800
Larimer Weld & Boulder Counties Participating VRDN Series PT 3317, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,225	4,225
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,995	1,995
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.09%, VRDN (b)	1,300	1,300
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,890	3,890
Series Putters 862, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,025	5,025
		68,737
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.25%, VRDN (b)	$ 3,500	$ 3,500
Series 1999 A, 3.17%, VRDN (b)	2,200	2,200
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.07%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,070	4,070
		9,770
District Of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Participating VRDN Series PT 2440, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,875	1,875
TRAN 4% 9/29/06	25,700	25,817
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 3.13% (AMBAC Insured), VRDN (b)	3,575	3,575
(American Psychological Assoc. Proj.) 3.07%, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Defenders of Wildlife Proj.) 3.07%, LOC Bank of America NA, VRDN (b)	2,630	2,630
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series MS 1125, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	13,168	13,168
		48,265
Florida - 4.6%
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	13,000	13,000
Series EGL 01 905, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	10,200	10,200
Series EGL 7050031, 3.06% (Liquidity Facility Citibank NA) (b)(e)	4,900	4,900
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	16,190	16,190
Florida Local Govt. Fin. Auth. Rev. Series A, 3.2% 2/7/06, LOC Wachovia Bank NA, CP	2,000	2,000
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.06% (Liquidity Facility Societe Generale) (b)(e)	2,910	2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.07%, VRDN (b)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.13%, LOC Wachovia Bank NA, VRDN (b)	$ 2,700	$ 2,700
Jacksonville Elec. Auth. Rev. Participating VRDN Series MS 98 127, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	1,995	1,995
Jacksonville Gen. Oblig. Series 2004 A, 3.1% 3/9/06, LOC Landesbank Baden-Wuert, CP	5,000	5,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.06% (Liquidity Facility Citibank NA) (b)(e)	1,695	1,695
Miami-Dade County Aviation Rev. Participating VRDN Series PA 1309, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,000	5,000
Palm Beach County Rev. (Planned Parenthood Proj.) 3.05%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
Port of Saint Lucie Util. Rev. Series A, 3.05% (MBIA Insured), VRDN (b)	10,000	10,000
Reedy Creek Impt. District Participating VRDN Series Putters 902, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,290	3,290
Sunshine State Govt. Fing. Commission Rev.:
Series A, 3.11% 3/8/06 (AMBAC Insured) (FGIC Insured), CP	15,300	15,300
Series D, 3.11% 3/8/06 (FGIC Insured) (AMBAC Insured), CP	6,600	6,600
Series G, 3.12% 4/4/06 (FGIC Insured), CP	14,000	14,000
Series I, 3.11% 3/8/06 (CIFG North America Insured) (AMBAC Insured), CP	12,800	12,800
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,000	2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 3.08%, LOC Wachovia Bank NA, VRDN (b)	2,200	2,200
Volusia County Health Facilities Auth. Rev. Participating VRDN Series MT 151, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	7,200	7,200
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS 972, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	3,600	3,600
		147,980
Georgia - 2.2%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030, 3.06% (Liquidity Facility Citibank NA) (b)(e)	5,200	5,200
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 145, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,525	4,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 04 42A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	$ 4,700	$ 4,700
Series Putters 513, 3.06% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	9,985	9,985
Series SGA 145, 3.06% (Liquidity Facility Societe Generale) (b)(e)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 3.06% (Liquidity Facility Societe Generale) (b)(e)	7,000	7,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 3.12%, LOC Gen. Elec. Cap. Corp., VRDN (b)	7,000	7,000
Forsyth County School District Participating VRDN Series CDC 04 6, 3.06% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(e)	3,010	3,010
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.05%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series EGL 720050005 Class A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	4,295	4,295
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,900	5,900
Metropolitan Atlanta Rapid Transit Series 2004 B, 3.17% 3/9/06, LOC Dexia Cr. Local de France, CP	1,800	1,800
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender 5/5/06 (b)	4,800	4,800
		69,215
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN:
Series PT 2301, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,280	3,280
Series ROC II R 6035, 3.06% (Liquidity Facility Citibank NA) (b)(e)	1,890	1,890
Series ROC II R 6504, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,080	2,080
Honolulu City & County Gen. Oblig. Participating VRDN Series EGL 7050052, 3.06% (Liquidity Facility Citibank NA) (b)(e)	5,000	5,000
		12,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - 8.8%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.12% (Liquidity Facility Bank of America NA) (b)(e)	$ 3,400	$ 3,400
Series MS 1063, 3.12% (Liquidity Facility Morgan Stanley) (b)(e)	5,225	5,225
Series PT 2446, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,505	5,505
Series PZ 60, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,100	2,100
Series ROC II R2168, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,165	2,165
Chicago Gas Supply Rev. Participating VRDN Series MT 201, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,000	6,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 3.17% (Liquidity Facility Citibank NA, New York) (b)(e)	2,500	2,500
Series PT 1592, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,770	5,770
Series PT 2360, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,535	5,535
Series PT 2361, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,660	2,660
Series Putters 736, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,580	3,580
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	18,785	18,785
Series Merlots 97 V, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	1,200	1,200
Series PA 591, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,305	5,305
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	9,745	9,745
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	6,390	6,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High School Proj.) Series 1994, 3.3%, LOC Allied Irish Banks PLC, VRDN (b)	$ 1,000	$ 1,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	4,690	4,690
Series PA 896R, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.09%, LOC JPMorgan Chase Bank, VRDN (b)	3,000	3,000
Illinois Fin. Auth. Rev.:
(Illinois College Proj.) 3.02%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 3.05%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	7,000	7,000
Illinois Gen. Oblig.:
Participating VRDN:
Series IXIS 05 7, 3.06% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(e)	8,375	8,375
Series MACN 06 L, 3.06% (Liquidity Facility Bank of America NA) (b)(e)	1,745	1,745
Series MS 98 143, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	1,500	1,500
Series PT 1882, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,640	4,640
Series PT 2131, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,720	7,720
Series Putters 105, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,660	4,660
Series Putters 133, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,340	4,340
Series Putters 409, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,780	5,780
Series Putters 636, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,970	2,970
Series Putters 679, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,935	2,935
TRAN 4.5% 3/30/06	19,900	19,944
Illinois Health Facilities Auth. Rev. Bonds (Evanston Northwestern Healthcare Corp. Proj.) 3.1% tender 3/16/06, CP mode	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.1% (Liquidity Facility Bank of America NA) (b)(e)	$ 2,000	$ 2,000
Series BA 04 A, 3.06% (Liquidity Facility Bank of America NA) (b)(e)	3,330	3,330
Series EGL 01 1306, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	1,600	1,600
Series Merlots 01 A86, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,760	3,760
Series Merlots 01 A93, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,650	3,650
Series Merlots 02 A24, 3.06% (Liquidity Facility Bank of New York, New York) (b)(e)	4,955	4,955
Series SGB 19, 3.06% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series DB 165, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	10,625	10,625
Series PT 1929, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,960	3,960
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,240	3,240
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 3.42%, LOC Lasalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series PA 1058, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,350	1,350
Series TOC 06 Z1, 3.1% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	4,370	4,370
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 04 49 Class A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,400	2,400
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 3.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,880	3,880
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series Merlots 01 A105, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 3,065	$ 3,065
Series PT 2620, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,200	5,200
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,575	2,575
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,000	9,000
Series PZ 81, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,585	3,585
Will County School District #122 Participating VRDN Series PZ 48, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.15%, LOC JPMorgan Chase Bank, VRDN (b)	2,840	2,840
		282,545
Indiana - 3.3%
Aurora School Bldg. Corp. Participating VRDN Series PT 2456, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,375	10,375
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,100	5,100
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,465	2,465
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,145	2,145
Franklin Township Independent School Bldg. Corp., Marion County Participating VRDN Series PT 3019, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,605	5,605
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,525	5,525
Indiana Bond Bank Participating VRDN Series ROC II R2079, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,420	2,420
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 3.05%, LOC JPMorgan Chase Bank, VRDN (b)	7,920	7,920
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	$ 6,340	$ 6,340
Series Merlots B21, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,140	4,140
Series MS 853, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	2,000	2,000
Series PT 2189, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,980	2,980
Series PT 2296, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,290	5,290
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,725	1,725
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,595	6,595
Merrillville Multi School Bldg. Corp. Participating VRDN Series Putters 922, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,945	9,945
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	4,065	4,065
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R2203, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	6,605	6,605
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,830	9,830
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.14%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,300	6,300
		107,370
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,330	3,330
Kansas - 0.6%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 3.06% (Liquidity Facility Societe Generale) (b)(e)	3,000	3,000
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.06% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	11,395	11,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 3,020	$ 3,020
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,805	1,805
		19,220
Kentucky - 0.7%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J1, 2.95%, tender 4/15/06 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	5,305	5,305
Danville Multi-City Lease Rev. Bonds 3.16% tender 3/8/06, LOC Fifth Third Bank, Cincinnati, CP mode	11,700	11,700
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series PT 2809, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,995	4,995
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,300	1,300
		23,300
Louisiana - 1.0%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,040	12,040
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 3035, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,790	5,790
Louisiana Gen. Oblig. Participating VRDN Series MT 190, 3.06% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	6,275	6,275
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.3% tender 3/8/06, CP mode	8,400	8,400
		32,505
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	3,000	3,000
Series Putters 546, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,850	2,850
		5,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.9%
Baltimore County Gen. Oblig. Series 1995:
3.17% 3/8/06, CP	$ 4,800	$ 4,800
3.18% 4/7/06, CP	9,700	9,700
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,300	3,300
Maryland Gen. Oblig. Participating VRDN Series Putters 1234, 3.08% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	3,500	3,500
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 01 825, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,000	5,000
Series MS 829, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	1,895	1,895
(Johns Hopkins Univ. Issue Proj.) Series A, 3.03%, VRDN (b)	8,700	8,700
Series 2004 C, 3.17% 4/13/06 (Liquidity Facility SunTrust Banks, Inc.), CP	5,000	5,000
Series A, 3.05% 2/1/06 (Liquidity Facility Bank of America NA), CP	18,170	18,170
		60,065
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series EGL 720050007, 3.06% (Liquidity Facility Citibank NA) (b)(e)	12,100	12,100
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04 0005, 3.06% (Liquidity Facility Citibank NA) (b)(e)	4,200	4,200
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN Series EGL 7050063, 3.06% (Liquidity Facility Citibank NA) (b)(e)	5,000	5,000
Mendon Upton Reg'l. School District BAN 3.5% 2/28/06	7,685	7,686
		28,986
Michigan - 3.1%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.07%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000	9,000
Detroit City School District Participating VRDN Series PT 1581, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,495	6,495
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001, 3.06% (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev. Participating VRDN: - continued
Series Merlots 01 A103, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 1,200	$ 1,200
Series SGB 47, 3.06% (Liquidity Facility Societe Generale) (b)(e)	5,110	5,110
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Putters 200, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,270	1,270
Series Putters 783, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,995	1,995
Ecorse Pub. School District Participating VRDN Series ROC II R7520, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,655	2,655
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem. Hosp.) Series 2005 B, 3.02%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	10,000	10,000
L'Anse Creuse Pub. Schools Participating VRDN Series Putters 927, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,485	5,485
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	17,235	17,235
Series MS 907, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,948	4,948
Series Stars 101, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)	1,695	1,695
Michigan Gen. Oblig. Bonds Series 2005 C, 3.15% tender 4/4/06 (Liquidity Facility DEPFA BANK PLC), CP mode	2,700	2,700
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds Series PT 732, 2.95%, tender 7/20/06 (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	7,700	7,700
Participating VRDN Series MS 1005, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,975	4,975
(Health Care Equip. Ln. Prog.):
Series B, 3.07%, LOC Lasalle Bank Midwest NA, VRDN (b)	1,200	1,200
3.07%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,500	11,500
Sturgis Pub. School District Participating VRDN Series Putters 728, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,865	1,865
		101,028
Minnesota - 1.8%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.07% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	9,845	9,845
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 1,840	$ 1,840
Series PT 2849, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,000	12,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	3,100	3,100
Series ROC II 99 4, 3.06% (Liquidity Facility Citibank NA) (b)(e)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus College Proj.) 3.05%, LOC Allied Irish Banks PLC, VRDN (b)	8,000	8,000
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9% 5/18/06	7,400	7,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.07%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.06% (Liquidity Facility Citibank NA) (b)(e)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.06% (Liquidity Facility Citibank NA) (b)(e)	7,080	7,080
		58,480
Missouri - 0.7%
Howard Bend Levee District Participating VRDN Series PT 3338, 3.06% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	5,525	5,525
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,820	6,820
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Participating VRDN Series MS 1049, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	3,135	3,135
(Bethesda Health Group Proj.) Series 2001 A, 3.12%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,800	3,800
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	2,700	2,700
		21,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.4%
Lincoln San. Swr. Rev. 3.12% 3/8/06 (Liquidity Facility JPMorgan Chase Bank), CP	$ 7,400	$ 7,400
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	2,000	2,000
Series EGL 04 9, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,560	2,560
		11,960
Nevada - 0.7%
Clark County Gen. Oblig. Participating VRDN Series MS 993, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,342	4,342
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,175	4,175
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,270	5,270
Series SGB 31, 3.06% (Liquidity Facility Societe Generale) (b)(e)	2,500	2,500
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,295	5,295
		21,582
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.05%, LOC SunTrust Banks, Inc., VRDN (b)	7,745	7,745
New Jersey - 1.7%
New Jersey Gen. Oblig. Participating VRDN Series PT 2509, 3.05% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	8,060	8,060
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	16,000	16,000
Series PA 614, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,825	3,825
Series PT 2493, 3.05% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,475	7,475
Series ROC II R6042, 3.06% (Liquidity Facility Citibank NA) (b)(e)	1,995	1,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PT 2402, 3.05% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	$ 2,620	$ 2,620
Series Stars 133, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)	16,000	16,000
		55,975
New Mexico - 0.1%
New Mexico Fin. Auth. Rev. Participating VRDN Series PT 3133, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,555	3,555
New York - 5.6%
Liberty Dev. Corp. Rev. Participating VRDN Series MS 04 1238, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)	15,930	15,930
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,345	6,345
New York City Gen. Oblig. Participating VRDN Series ROC II R251, 3.09% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,800	3,800
New York City Hsg. Dev. Corp. Multi-family Rev. Series A, 3.03%, LOC Fleet Nat'l. Bank, VRDN (b)	8,000	8,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 15, 3.06% (Liquidity Facility Citibank NA) (b)(e)	25,175	25,175
Series EGL 04 33 Class A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	8,500	8,500
Series MS 1070, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)	25,000	25,000
Series MS 1071, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)	15,965	15,965
Series ROC II R406, 3.06% (Liquidity Facility Citibank NA) (b)(e)	22,700	22,700
Series 2003 7, 3.05% 2/7/06, CP	10,800	10,800
Series 5A, 3.18% 4/13/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	7,600	7,600
Series 6, 3.14% 4/7/06 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs. Participating VRDN Series EGL 7053001 Class A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	$ 8,600	$ 8,600
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)	1,460	1,460
Series ROC II R458, 3.06% (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)	3,760	3,760
		179,135
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 7, 3.14% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,500	2,500
North Carolina - 1.2%
Charlotte Wtr. & Swr. Sys. Rev. 2.8% 2/28/06 (Liquidity Facility Wachovia Bank NA), CP	2,000	2,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.05%, LOC Branch Banking & Trust Co., VRDN (b)	8,075	8,075
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.05%, LOC Branch Banking & Trust Co., VRDN (b)	5,790	5,790
(High Point Univ. Proj.) 3.05%, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	2,000	2,000
North Carolina Gen. Oblig. Participating VRDN:
Series EGL 720051001, 3.06% (Liquidity Facility Citibank NA) (b)(e)	3,370	3,370
Series PT 2115, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,415	5,415
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014, 3.06% (Liquidity Facility Citibank NA) (b)(e)	7,700	7,700
		38,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.0%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.04%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 3,770	$ 3,770
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.12%, VRDN (b)	14,000	14,000
Subseries B3, 3.12%, VRDN (b)	2,100	2,100
Delaware Gen. Oblig. BAN 4.5% 12/14/06	7,100	7,165
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3.16%, VRDN (b)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	12,555	12,555
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 2003 B, 3.02%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
Series 2004 B, 3.02%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,500	5,500
(The College of Mount Saint Joseph Proj.) 3.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,060	3,060
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series MS 1118, 3.05% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(e)	2,585	2,585
Stow Gen. Oblig. BAN 3.5% 5/11/06	5,845	5,855
		64,990
Oklahoma - 0.4%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.05% (AMBAC Insured), VRDN (b)	13,500	13,500
Oregon - 1.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN:
Series PT 1435, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,500	6,500
Series Putters 876, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,995	1,995
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 3.04%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	26,000	26,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.18% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	$ 4,300	$ 4,300
Portland Urban Renewal & Redev. Participating VRDN Series PT 3287, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,495	7,495
		46,290
Pennsylvania - 5.1%
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,700	2,700
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.15%, VRDN (b)	5,600	5,600
(UPMC Health Sys. Proj.) Series 2002 C, 3.04%, LOC Comerica Bank, Detroit, VRDN (b)	2,885	2,885
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 3.05%, LOC Allied Irish Banks PLC, VRDN (b)	5,000	5,000
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.) Series 2001 A, 3.17% tender 4/13/06, LOC Wachovia Bank NA, CP mode	17,485	17,485
Middletown Area School District Gen. Oblig. 3.04% (FSA Insured), VRDN (b)	11,900	11,900
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,700	3,700
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.07%, LOC Unicredito Italiano Spa, VRDN (b)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King's College Proj.) Series 2001 H6, 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900	900
(Student Assoc., Inc. Proj.) Series A, 3.03%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,900	2,900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 3.06% (Liquidity Facility Morgan Stanley) (b)(e)	2,805	2,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN: - continued
Series Putters 371Z, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,900	$ 3,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,675	1,675
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04 9, 3.05%, tender 2/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	9,900	9,900
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,330	5,330
TRAN Series A, 4% 6/30/06	8,600	8,623
Philadelphia School District:
Bonds Series MT 135, 2.85%, tender 6/15/06 (Liquidity Facility DEPFA BANK PLC) (b)(e)(f)	19,265	19,265
Participating VRDN Series PT 2793, 3.05% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,015	7,015
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 3.05% (Liquidity Facility Societe Generale) (b)(e)	8,000	8,000
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Putters 1228, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,100	3,100
Wilkes Barre Gen. Oblig. Series 2004 B, 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	10,800	10,800
		163,683
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Care New England Proj.) Series 2002 A, 3.08%, LOC Fleet Nat'l. Bank, VRDN (b)	15,810	15,810
South Carolina - 1.6%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,500	5,500
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,755	3,755
Horry County School District Participating VRDN Series PT 2033, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,715	3,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.2%, VRDN (b)	$ 2,700	$ 2,700
South Carolina Gen. Oblig. School Facilities Participating VRDN Series PT 3245, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,085	5,085
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.07%, LOC Bank of America NA, VRDN (b)	7,300	7,300
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Putters 1094, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,855	2,855
Series ROC II R6007, 3.06% (Liquidity Facility Citibank NA) (b)(e)	4,545	4,545
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 3183, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,365	5,365
Series PT 3186, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,285	8,285
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.33% tender 4/4/06, CP mode	3,200	3,200
		52,305
Tennessee - 1.5%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	14,200	14,200
Memphis Elec. Sys. Rev. Participating VRDN:
Series MS 1031, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,595	4,595
Series MS 976, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	9,878	9,878
Metropolitan Govt. Nashville & Participating VRDN Series ROC II R2201, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,105	2,105
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 3.03%, LOC Freddie Mac, VRDN (b)	17,029	17,029
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,995	1,995
		49,802
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 19.8%
Aldine Independent School District Participating VRDN Series Putters 827, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 2,940	$ 2,940
Arlington Gen. Oblig. Participating VRDN Series Putters 760, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,970	2,970
Austin Independent School District Variable Rate TRAN 3.12% 8/31/06 (b)(f)	5,100	5,100
Austin Util. Sys. Rev. Series A:
3.13% 3/9/06, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,600	10,600
3.2% 3/8/06, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,194	3,194
3.2% 3/9/06, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,555	2,555
Bastrop Independent School District Participating VRDN Series ROC II R492, 3.06% (Liquidity Facility Citibank NA) (b)(e)	8,150	8,150
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.1%, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series MS 1023, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	8,000	8,000
Series Putters 517, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,995	5,995
Series TOC 05 Y, 3.06% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	5,945	5,945
Boerne Independent School District Participating VRDN Series Putters 626, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,190	3,190
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.18%, VRDN (b)	2,600	2,600
Carrollton-Farmers Branch Independent School District Bonds Series 1996, 5.7% 2/15/15 (Pre-Refunded to 2/15/06 @ 100) (d)	4,080	4,084
Corpus Christi Gen. Oblig. Participating VRDN Series PT 2105, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,855	4,855
Corsicana Independent School District Participating VRDN Series DB 111, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	5,095	5,095
Crowley Independent School District Participating VRDN Series PT 3039, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,115	7,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev.:
3.12% 3/8/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	$ 4,100	$ 4,100
3.15% 3/8/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
Dallas Gen. Oblig. Participating VRDN Series MSDW 98 93, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	7,510	7,510
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Series PT 2210, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,320	7,320
Dallas Wtr. & Swr. Sys. Rev. Series B, 3.1% 3/7/06 (Liquidity Facility Bank of America NA), CP	17,446	17,446
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 3.06% (Liquidity Facility Societe Generale) (b)(e)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,015	4,015
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 3.06% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 3.06% (Liquidity Facility Societe Generale) (b)(e)	4,000	4,000
El Paso Gen. Oblig.:
Participating VRDN Series Putters 1042, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,615	3,615
Series 2004 B, 3.11% 3/6/06, CP	2,100	2,100
3.11% 3/6/06, CP	10,400	10,400
Granbury Independent School District Participating VRDN Series SG 129, 3.06% (Liquidity Facility Societe Generale) (b)(e)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,710	2,710
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 3.1%, LOC JPMorgan Chase Bank, VRDN (b)	400	400
Harris County Gen. Oblig.:
Participating VRDN:
Series MSTC 01 126 Class A, 3.07% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	26,000	26,000
Series Putters 1099, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,800	2,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Participating VRDN:
Series Putters 505, 3.06% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	$ 10,620	$ 10,620
TAN 3.75% 2/28/06	2,900	2,901
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.09% (MBIA Insured), VRDN (b)	3,300	3,300
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,530	3,530
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	6,600	6,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.05%, LOC KBC Bank NV, VRDN (b)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	9,000	9,000
Series SG 03 161, 3.06% (Liquidity Facility Societe Generale) (b)(e)	1,400	1,400
Series SG 149, 3.06% (Liquidity Facility Societe Generale) (b)(e)	17,500	17,500
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,485	5,485
Series ROC II 2084, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,500	2,500
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC) (b)(e)(f)	8,200	8,200
Participating VRDN Series ROC II R242, 3.06% (Liquidity Facility Citibank NA) (b)(e)	3,875	3,875
Series 2003 D, 3.15% 4/13/06 (Liquidity Facility DEPFA BANK PLC), CP	1,000	1,000
Series A, 3.2% 3/1/06, CP	3,000	3,000
Series B, 3.15% 4/12/06, CP	1,000	1,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.06% (Liquidity Facility Societe Generale) (b)(e)	3,100	3,100
Houston Independent School District:
Bonds 2.77%, tender 6/14/06 (Permanent School Fund of Texas Guaranteed) (b)	5,200	5,200
Participating VRDN Series DB 169, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	3,380	3,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev. Participating VRDN:
Series PT 2243, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 7,120	$ 7,120
Series PT 3229, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,350	5,350
Series Putters 527, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,150	3,150
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,285	2,285
Series SG 120, 3.06% (Liquidity Facility Societe Generale) (b)(e)	7,100	7,100
Hunt Memorial Hosp. District Rev. Series 1998, 3.07% (FSA Insured), VRDN (b)	4,460	4,460
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,743	5,743
Series PT 1818, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,000	2,000
Midlothian Independent School District Participating VRDN Series PT 3081, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,750	5,750
Montgomery County Muni. Util. District #46 Participating VRDN Series Putters 548, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,715	1,715
North Central Health Facilities Dev. Corp. Rev. Bonds (Dallas Methodist Hosp. Proj.) Series 1998, 3.15% tender 3/1/06 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	3,800	3,800
Northside Independent School District Participating VRDN Series PT 2329, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,640	4,640
Nueces River Auth. Wtr. Supply Rev. Participating VRDN Series PT 3190, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,730	5,730
Pearland Independent School District Participating VRDN Series SG 106, 3.06% (Liquidity Facility Societe Generale) (b)(e)	500	500
Pflugerville Independent School District Participating VRDN Series MS 1058, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Plano Independent School District Participating VRDN Series SGA 128, 3.06% (Liquidity Facility Societe Generale) (b)(e)	$ 1,680	$ 1,680
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.06% (Liquidity Facility Societe Generale) (b)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.06% (Liquidity Facility Societe Generale) (b)(e)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	6,610	6,610
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	9,995	9,995
Series SG 101, 3.06% (Liquidity Facility Societe Generale) (b)(e)	2,700	2,700
Series SG 104, 3.06% (Liquidity Facility Societe Generale) (b)(e)	12,250	12,250
Series SG 105, 3.06% (Liquidity Facility Societe Generale) (b)(e)	11,700	11,700
Series Stars 112, 3.06% (Liquidity Facility BNP Paribas SA) (b)(e)	1,040	1,040
3.08% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 3.07%, tender 2/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	5,805	5,805
Series ROC II R2222, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	4,160	4,160
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 3.07%, LOC Bank of America NA, VRDN (b)	2,800	2,800
Spring Independent School District Participating VRDN Series MT 82, 3.06% (Liquidity Facility BNP Paribas SA) (b)(e)	5,945	5,945
Sunnyvale School District Participating VRDN Series Putters 619, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,605	3,605
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 3.06% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	7,995	7,995
Texarkana Participating VRDN Series PT 3144, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,420	6,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 1,455	$ 1,455
Texas Gen. Oblig.:
Participating VRDN:
Series DB 154, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	10,775	10,775
Series EGL 03 0026, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	4,800	4,800
Series LB 05 K15, 3.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	8,000	8,000
Series PT 3018, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,515	5,515
Series Putters 1024, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,975	8,975
TRAN 4.5% 8/31/06	78,000	78,650
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN Series PZ 76, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,290	5,290
Trinity River Auth. Rev. Participating VRDN:
Series Putters 1058, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,130	5,130
Series Putters 1077, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,465	3,465
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.06% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 3.07% (Liquidity Facility Societe Generale) (b)(e)	10,000	10,000
Univ. of Texas Univ. Revs.:
Participating VRDN Series Putters 581, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,885	3,885
Series 2002 A:
3.11% 3/10/06 (Liquidity Facility Utmico), CP	4,700	4,700
3.17% 3/8/06 (Liquidity Facility Utmico), CP	2,200	2,200
Waxahachie Independent School District Participating VRDN Series Merlots 04 C19, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,140	5,140
		637,408
Utah - 1.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN: - continued
Series MS 00 409, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	$ 1,535	$ 1,535
Series MS 175, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	16,495	16,495
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,615	5,615
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,305	6,305
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 3.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,145	5,145
		41,585
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 3.05%, LOC SunTrust Banks, Inc., VRDN (b)	4,900	4,900
Virginia - 1.6%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.11% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	1,300	1,300
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
3.25% tender 3/10/06, CP mode	2,000	2,000
3.35% tender 2/13/06, CP mode	4,000	4,000
3.35% tender 2/15/06, CP mode	4,000	4,000
3.35% tender 2/16/06, CP mode	1,000	1,000
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.08%, VRDN (b)	26,225	26,225
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1303, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,000	10,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	2,300	2,300
		50,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - 3.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 781, 3.06% (Liquidity Facility Dresdner Bank AG) (b)(e)	$ 6,390	$ 6,390
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 3.07% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	2,720	2,720
Series PT 734, 3.06% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	7,000	7,000
Series ROC II R152, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,230	2,230
Series ROC II R3012, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	9,770	9,770
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,300	5,300
King County Rural Library District Participating VRDN Series Putters 1015, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,665	5,665
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,975	2,975
King County Swr. Rev. Participating VRDN Series MS 01 554, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,000	5,000
Pierce County School District #10 Tacoma Bonds Series MT 144, 2.95%, tender 7/20/06 (Liquidity Facility BNP Paribas SA) (b)(e)(f)	10,940	10,940
Port of Seattle Rev. Participating VRDN Series Putters 1192, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,735	5,735
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,950	3,950
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 3.04%, LOC Bank of America NA, VRDN (b)	11,000	11,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,865	3,865
Series PT 2752, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,265	5,265
Series Putters 1199, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,630	3,630
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 509, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 5,470	$ 5,470
Series SGA 35, 3.06% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Series SGB 09, 3.06% (Liquidity Facility Societe Generale) (b)(e)	900	900
Series SGB 11, 3.06% (Liquidity Facility Societe Generale) (b)(e)	4,595	4,595
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.07%, LOC Bank of America NA, VRDN (b)	2,300	2,300
		115,495
West Virginia - 0.6%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 3.22%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,030	4,030
West Virginia Gen. Oblig. Participating VRDN Series Putters 1112, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	7,145	7,145
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,390	2,390
Series ROC II R4067, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	4,685	4,685
		18,250
Wisconsin - 2.0%
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,740	6,740
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,560	3,560
Wisconsin Gen. Oblig.:
Participating VRDN:
Series MS 901, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,245	5,245
Series PT 967, 3.06% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	8,925	8,925
Series 2005 A, 3.15% 3/2/06 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 3.06% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	$ 13,515	$ 13,515
Series Putters 399, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,245	3,245
(Nat'l. Regency of New Berlin, Inc. Proj.) 3.12%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	6,000	6,000
Series B, 3.07%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	8,000	8,000
3.07%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,500	5,500
		65,630
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 3.07% (a)(c)	81,978	81,978
TOTAL INVESTMENT PORTFOLIO - 93.6% (Cost $3,015,189)		3,015,189
NET OTHER ASSETS - 6.4%		204,849
NET ASSETS - 100%		$ 3,220,038
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,995,000 or 2.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Austin Independent School District Variable Rate TRAN 3.12% 8/31/06	11/17/05 - 12/12/05	$ 5,100
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA)	11/16/05	$ 16,190
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 6,600
Security	Acquisition Date	Cost (000s)
Houston Gen. Oblig. Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC)	5/27/04 - 1/28/05	$ 8,200
Michigan Hosp. Fin. Auth. Hosp. Rev. Bonds Series PT 732, 2.95%, tender 7/20/06 (Liquidity Facility Svenska Handelsbanken AB)	5/29/03 - 12/29/03	$ 7,700
Philadelphia School District Bonds Series MT 135, 2.85%, tender 6/15/06 (Liquidity Facility DEPFA BANK PLC)	5/27/05 - 6/16/05	$ 19,265
Pierce County School District #10 Tacoma Bonds Series MT 144, 2.95%, tender 7/20/06 (Liquidity Facility BNP Paribas SA)	6/30/05	$ 10,940
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 328
Income Tax Information
At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,015,189,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

January 31, 2006

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.813260.101

FTF-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 93.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.7%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	10,000	10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 3.06% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	2,605	2,605
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.07%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	200	200
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	4,100	4,100
Health Care Auth. for Baptist Health Participating VRDN Series ROC II R499CE, 3.12% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,400	4,400
Jefferson County Ltd. Oblig. School Warrants Series B, 3.05% (AMBAC Insured), VRDN (b)	10,000	10,000
Jefferson County Swr. Rev. Series 2003 B7, 3.05% (XL Cap. Assurance, Inc. Insured), VRDN (b)	15,000	15,000
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500	2,500
		55,405
Alaska - 1.0%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,635	4,635
Alaska Muni. Bond Bank Auth. Participating VRDN:
Series PT 1986, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,780	5,780
Series ROC II R7525, 3.06% (Liquidity Facility Citibank NA) (b)(e)	3,415	3,415
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,800	5,800
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,115	3,115
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 B, 3%, tender 6/1/06 (b)	8,000	8,000
		30,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.3%
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 3,000	$ 3,000
Series ROC II R174, 3.06% (Liquidity Facility Citibank NA) (b)(e)	1,295	1,295
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series MACN 05 L, 3.06% (Liquidity Facility Bank of America NA) (b)(e)	2,575	2,575
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series ROC II R6039, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,090	2,090
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,200	1,200
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3.05%, LOC Branch Banking & Trust Co., VRDN (b)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0014, 3.06% (Liquidity Facility Citibank NA) (b)(e)	7,600	7,600
Series MS 04 1227, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	1,900	1,900
Series PT 1512, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000	1,000
Series ROC II R1003, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,960	3,960
Series SG 03 160, 3.06% (Liquidity Facility Societe Generale) (b)(e)	3,600	3,600
Series 1997 B, 3.17% 3/9/06, CP	7,200	7,200
		42,820
California - 1.3%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Subseries 2005 G14, 3.17%, tender 3/2/06 (FGIC Insured) (b)	7,100	7,100
Participating VRDN Series Putters 395, 3.05% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	16,655	16,655
California Gen. Oblig. Participating VRDN Series Putters 132, 3.05% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,485	2,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.25%, LOC Societe Generale, VRDN (b)	$ 3,100	$ 3,100
Los Angeles Unified School District Participating VRDN Series Putters 487, 3.05% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	12,750	12,750
		42,090
Colorado - 2.1%
Colorado Ed. Ln. Prog. TRAN Series B, 6.25% 8/7/06	19,500	19,757
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.1% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	2,300	2,300
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.19%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Colorado Hsg. & Fin. Auth. Bonds Series A5 Class 1, 3.43% 1/3/07	11,500	11,500
Colorado Springs Utils. Rev. Participating VRDN:
Series ROC II R405, 3.06% (Liquidity Facility Citibank NA) (b)(e)	3,600	3,600
Series SGB 28, 3.06% (Liquidity Facility Societe Generale) (b)(e)	6,800	6,800
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 3.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	4,545	4,545
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,800	2,800
Larimer Weld & Boulder Counties Participating VRDN Series PT 3317, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,225	4,225
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,995	1,995
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.09%, VRDN (b)	1,300	1,300
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,890	3,890
Series Putters 862, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,025	5,025
		68,737
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.25%, VRDN (b)	$ 3,500	$ 3,500
Series 1999 A, 3.17%, VRDN (b)	2,200	2,200
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.07%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,070	4,070
		9,770
District Of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Participating VRDN Series PT 2440, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,875	1,875
TRAN 4% 9/29/06	25,700	25,817
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 3.13% (AMBAC Insured), VRDN (b)	3,575	3,575
(American Psychological Assoc. Proj.) 3.07%, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Defenders of Wildlife Proj.) 3.07%, LOC Bank of America NA, VRDN (b)	2,630	2,630
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series MS 1125, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	13,168	13,168
		48,265
Florida - 4.6%
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	13,000	13,000
Series EGL 01 905, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	10,200	10,200
Series EGL 7050031, 3.06% (Liquidity Facility Citibank NA) (b)(e)	4,900	4,900
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	16,190	16,190
Florida Local Govt. Fin. Auth. Rev. Series A, 3.2% 2/7/06, LOC Wachovia Bank NA, CP	2,000	2,000
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.06% (Liquidity Facility Societe Generale) (b)(e)	2,910	2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.07%, VRDN (b)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.13%, LOC Wachovia Bank NA, VRDN (b)	$ 2,700	$ 2,700
Jacksonville Elec. Auth. Rev. Participating VRDN Series MS 98 127, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	1,995	1,995
Jacksonville Gen. Oblig. Series 2004 A, 3.1% 3/9/06, LOC Landesbank Baden-Wuert, CP	5,000	5,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.06% (Liquidity Facility Citibank NA) (b)(e)	1,695	1,695
Miami-Dade County Aviation Rev. Participating VRDN Series PA 1309, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,000	5,000
Palm Beach County Rev. (Planned Parenthood Proj.) 3.05%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
Port of Saint Lucie Util. Rev. Series A, 3.05% (MBIA Insured), VRDN (b)	10,000	10,000
Reedy Creek Impt. District Participating VRDN Series Putters 902, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,290	3,290
Sunshine State Govt. Fing. Commission Rev.:
Series A, 3.11% 3/8/06 (AMBAC Insured) (FGIC Insured), CP	15,300	15,300
Series D, 3.11% 3/8/06 (FGIC Insured) (AMBAC Insured), CP	6,600	6,600
Series G, 3.12% 4/4/06 (FGIC Insured), CP	14,000	14,000
Series I, 3.11% 3/8/06 (CIFG North America Insured) (AMBAC Insured), CP	12,800	12,800
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,000	2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 3.08%, LOC Wachovia Bank NA, VRDN (b)	2,200	2,200
Volusia County Health Facilities Auth. Rev. Participating VRDN Series MT 151, 3.05% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	7,200	7,200
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS 972, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	3,600	3,600
		147,980
Georgia - 2.2%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030, 3.06% (Liquidity Facility Citibank NA) (b)(e)	5,200	5,200
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 145, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,525	4,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 04 42A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	$ 4,700	$ 4,700
Series Putters 513, 3.06% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	9,985	9,985
Series SGA 145, 3.06% (Liquidity Facility Societe Generale) (b)(e)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 3.06% (Liquidity Facility Societe Generale) (b)(e)	7,000	7,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 3.12%, LOC Gen. Elec. Cap. Corp., VRDN (b)	7,000	7,000
Forsyth County School District Participating VRDN Series CDC 04 6, 3.06% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(e)	3,010	3,010
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.05%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series EGL 720050005 Class A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	4,295	4,295
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,900	5,900
Metropolitan Atlanta Rapid Transit Series 2004 B, 3.17% 3/9/06, LOC Dexia Cr. Local de France, CP	1,800	1,800
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender 5/5/06 (b)	4,800	4,800
		69,215
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN:
Series PT 2301, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,280	3,280
Series ROC II R 6035, 3.06% (Liquidity Facility Citibank NA) (b)(e)	1,890	1,890
Series ROC II R 6504, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,080	2,080
Honolulu City & County Gen. Oblig. Participating VRDN Series EGL 7050052, 3.06% (Liquidity Facility Citibank NA) (b)(e)	5,000	5,000
		12,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - 8.8%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.12% (Liquidity Facility Bank of America NA) (b)(e)	$ 3,400	$ 3,400
Series MS 1063, 3.12% (Liquidity Facility Morgan Stanley) (b)(e)	5,225	5,225
Series PT 2446, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,505	5,505
Series PZ 60, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,100	2,100
Series ROC II R2168, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,165	2,165
Chicago Gas Supply Rev. Participating VRDN Series MT 201, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,000	6,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 3.17% (Liquidity Facility Citibank NA, New York) (b)(e)	2,500	2,500
Series PT 1592, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,770	5,770
Series PT 2360, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,535	5,535
Series PT 2361, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,660	2,660
Series Putters 736, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,580	3,580
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	18,785	18,785
Series Merlots 97 V, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	1,200	1,200
Series PA 591, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,305	5,305
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	9,745	9,745
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	6,390	6,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High School Proj.) Series 1994, 3.3%, LOC Allied Irish Banks PLC, VRDN (b)	$ 1,000	$ 1,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	4,690	4,690
Series PA 896R, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.09%, LOC JPMorgan Chase Bank, VRDN (b)	3,000	3,000
Illinois Fin. Auth. Rev.:
(Illinois College Proj.) 3.02%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 3.05%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	7,000	7,000
Illinois Gen. Oblig.:
Participating VRDN:
Series IXIS 05 7, 3.06% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(e)	8,375	8,375
Series MACN 06 L, 3.06% (Liquidity Facility Bank of America NA) (b)(e)	1,745	1,745
Series MS 98 143, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	1,500	1,500
Series PT 1882, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,640	4,640
Series PT 2131, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,720	7,720
Series Putters 105, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,660	4,660
Series Putters 133, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,340	4,340
Series Putters 409, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,780	5,780
Series Putters 636, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,970	2,970
Series Putters 679, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,935	2,935
TRAN 4.5% 3/30/06	19,900	19,944
Illinois Health Facilities Auth. Rev. Bonds (Evanston Northwestern Healthcare Corp. Proj.) 3.1% tender 3/16/06, CP mode	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.1% (Liquidity Facility Bank of America NA) (b)(e)	$ 2,000	$ 2,000
Series BA 04 A, 3.06% (Liquidity Facility Bank of America NA) (b)(e)	3,330	3,330
Series EGL 01 1306, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	1,600	1,600
Series Merlots 01 A86, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,760	3,760
Series Merlots 01 A93, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,650	3,650
Series Merlots 02 A24, 3.06% (Liquidity Facility Bank of New York, New York) (b)(e)	4,955	4,955
Series SGB 19, 3.06% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series DB 165, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	10,625	10,625
Series PT 1929, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,960	3,960
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,240	3,240
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 3.42%, LOC Lasalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series PA 1058, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,350	1,350
Series TOC 06 Z1, 3.1% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	4,370	4,370
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 04 49 Class A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,400	2,400
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 3.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,880	3,880
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series Merlots 01 A105, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 3,065	$ 3,065
Series PT 2620, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,200	5,200
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,575	2,575
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,000	9,000
Series PZ 81, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,585	3,585
Will County School District #122 Participating VRDN Series PZ 48, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.15%, LOC JPMorgan Chase Bank, VRDN (b)	2,840	2,840
		282,545
Indiana - 3.3%
Aurora School Bldg. Corp. Participating VRDN Series PT 2456, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,375	10,375
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,100	5,100
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,465	2,465
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,145	2,145
Franklin Township Independent School Bldg. Corp., Marion County Participating VRDN Series PT 3019, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,605	5,605
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,525	5,525
Indiana Bond Bank Participating VRDN Series ROC II R2079, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,420	2,420
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 3.05%, LOC JPMorgan Chase Bank, VRDN (b)	7,920	7,920
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	$ 6,340	$ 6,340
Series Merlots B21, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,140	4,140
Series MS 853, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	2,000	2,000
Series PT 2189, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,980	2,980
Series PT 2296, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,290	5,290
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,725	1,725
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,595	6,595
Merrillville Multi School Bldg. Corp. Participating VRDN Series Putters 922, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,945	9,945
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	4,065	4,065
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R2203, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	6,605	6,605
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,830	9,830
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.14%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,300	6,300
		107,370
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,330	3,330
Kansas - 0.6%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 3.06% (Liquidity Facility Societe Generale) (b)(e)	3,000	3,000
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.06% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	11,395	11,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 3,020	$ 3,020
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,805	1,805
		19,220
Kentucky - 0.7%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J1, 2.95%, tender 4/15/06 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	5,305	5,305
Danville Multi-City Lease Rev. Bonds 3.16% tender 3/8/06, LOC Fifth Third Bank, Cincinnati, CP mode	11,700	11,700
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series PT 2809, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,995	4,995
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,300	1,300
		23,300
Louisiana - 1.0%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,040	12,040
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 3035, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,790	5,790
Louisiana Gen. Oblig. Participating VRDN Series MT 190, 3.06% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	6,275	6,275
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.3% tender 3/8/06, CP mode	8,400	8,400
		32,505
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	3,000	3,000
Series Putters 546, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,850	2,850
		5,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.9%
Baltimore County Gen. Oblig. Series 1995:
3.17% 3/8/06, CP	$ 4,800	$ 4,800
3.18% 4/7/06, CP	9,700	9,700
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,300	3,300
Maryland Gen. Oblig. Participating VRDN Series Putters 1234, 3.08% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	3,500	3,500
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 01 825, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,000	5,000
Series MS 829, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	1,895	1,895
(Johns Hopkins Univ. Issue Proj.) Series A, 3.03%, VRDN (b)	8,700	8,700
Series 2004 C, 3.17% 4/13/06 (Liquidity Facility SunTrust Banks, Inc.), CP	5,000	5,000
Series A, 3.05% 2/1/06 (Liquidity Facility Bank of America NA), CP	18,170	18,170
		60,065
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series EGL 720050007, 3.06% (Liquidity Facility Citibank NA) (b)(e)	12,100	12,100
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04 0005, 3.06% (Liquidity Facility Citibank NA) (b)(e)	4,200	4,200
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN Series EGL 7050063, 3.06% (Liquidity Facility Citibank NA) (b)(e)	5,000	5,000
Mendon Upton Reg'l. School District BAN 3.5% 2/28/06	7,685	7,686
		28,986
Michigan - 3.1%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.07%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000	9,000
Detroit City School District Participating VRDN Series PT 1581, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,495	6,495
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001, 3.06% (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev. Participating VRDN: - continued
Series Merlots 01 A103, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 1,200	$ 1,200
Series SGB 47, 3.06% (Liquidity Facility Societe Generale) (b)(e)	5,110	5,110
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Putters 200, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,270	1,270
Series Putters 783, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,995	1,995
Ecorse Pub. School District Participating VRDN Series ROC II R7520, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,655	2,655
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem. Hosp.) Series 2005 B, 3.02%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	10,000	10,000
L'Anse Creuse Pub. Schools Participating VRDN Series Putters 927, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,485	5,485
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	17,235	17,235
Series MS 907, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,948	4,948
Series Stars 101, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)	1,695	1,695
Michigan Gen. Oblig. Bonds Series 2005 C, 3.15% tender 4/4/06 (Liquidity Facility DEPFA BANK PLC), CP mode	2,700	2,700
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds Series PT 732, 2.95%, tender 7/20/06 (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	7,700	7,700
Participating VRDN Series MS 1005, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,975	4,975
(Health Care Equip. Ln. Prog.):
Series B, 3.07%, LOC Lasalle Bank Midwest NA, VRDN (b)	1,200	1,200
3.07%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,500	11,500
Sturgis Pub. School District Participating VRDN Series Putters 728, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,865	1,865
		101,028
Minnesota - 1.8%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.07% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	9,845	9,845
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 1,840	$ 1,840
Series PT 2849, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,000	12,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	3,100	3,100
Series ROC II 99 4, 3.06% (Liquidity Facility Citibank NA) (b)(e)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus College Proj.) 3.05%, LOC Allied Irish Banks PLC, VRDN (b)	8,000	8,000
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9% 5/18/06	7,400	7,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.07%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.06% (Liquidity Facility Citibank NA) (b)(e)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.06% (Liquidity Facility Citibank NA) (b)(e)	7,080	7,080
		58,480
Missouri - 0.7%
Howard Bend Levee District Participating VRDN Series PT 3338, 3.06% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	5,525	5,525
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,820	6,820
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Participating VRDN Series MS 1049, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	3,135	3,135
(Bethesda Health Group Proj.) Series 2001 A, 3.12%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,800	3,800
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	2,700	2,700
		21,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.4%
Lincoln San. Swr. Rev. 3.12% 3/8/06 (Liquidity Facility JPMorgan Chase Bank), CP	$ 7,400	$ 7,400
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	2,000	2,000
Series EGL 04 9, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,560	2,560
		11,960
Nevada - 0.7%
Clark County Gen. Oblig. Participating VRDN Series MS 993, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,342	4,342
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,175	4,175
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,270	5,270
Series SGB 31, 3.06% (Liquidity Facility Societe Generale) (b)(e)	2,500	2,500
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,295	5,295
		21,582
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.05%, LOC SunTrust Banks, Inc., VRDN (b)	7,745	7,745
New Jersey - 1.7%
New Jersey Gen. Oblig. Participating VRDN Series PT 2509, 3.05% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	8,060	8,060
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	16,000	16,000
Series PA 614, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,825	3,825
Series PT 2493, 3.05% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,475	7,475
Series ROC II R6042, 3.06% (Liquidity Facility Citibank NA) (b)(e)	1,995	1,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PT 2402, 3.05% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	$ 2,620	$ 2,620
Series Stars 133, 3.05% (Liquidity Facility BNP Paribas SA) (b)(e)	16,000	16,000
		55,975
New Mexico - 0.1%
New Mexico Fin. Auth. Rev. Participating VRDN Series PT 3133, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,555	3,555
New York - 5.6%
Liberty Dev. Corp. Rev. Participating VRDN Series MS 04 1238, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)	15,930	15,930
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 3.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,345	6,345
New York City Gen. Oblig. Participating VRDN Series ROC II R251, 3.09% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,800	3,800
New York City Hsg. Dev. Corp. Multi-family Rev. Series A, 3.03%, LOC Fleet Nat'l. Bank, VRDN (b)	8,000	8,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 15, 3.06% (Liquidity Facility Citibank NA) (b)(e)	25,175	25,175
Series EGL 04 33 Class A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	8,500	8,500
Series MS 1070, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)	25,000	25,000
Series MS 1071, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)	15,965	15,965
Series ROC II R406, 3.06% (Liquidity Facility Citibank NA) (b)(e)	22,700	22,700
Series 2003 7, 3.05% 2/7/06, CP	10,800	10,800
Series 5A, 3.18% 4/13/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	7,600	7,600
Series 6, 3.14% 4/7/06 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs. Participating VRDN Series EGL 7053001 Class A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	$ 8,600	$ 8,600
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)	1,460	1,460
Series ROC II R458, 3.06% (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.04% (Liquidity Facility Morgan Stanley) (b)(e)	3,760	3,760
		179,135
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 7, 3.14% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,500	2,500
North Carolina - 1.2%
Charlotte Wtr. & Swr. Sys. Rev. 2.8% 2/28/06 (Liquidity Facility Wachovia Bank NA), CP	2,000	2,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.05%, LOC Branch Banking & Trust Co., VRDN (b)	8,075	8,075
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.05%, LOC Branch Banking & Trust Co., VRDN (b)	5,790	5,790
(High Point Univ. Proj.) 3.05%, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	2,000	2,000
North Carolina Gen. Oblig. Participating VRDN:
Series EGL 720051001, 3.06% (Liquidity Facility Citibank NA) (b)(e)	3,370	3,370
Series PT 2115, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,415	5,415
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014, 3.06% (Liquidity Facility Citibank NA) (b)(e)	7,700	7,700
		38,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.0%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.04%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 3,770	$ 3,770
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.12%, VRDN (b)	14,000	14,000
Subseries B3, 3.12%, VRDN (b)	2,100	2,100
Delaware Gen. Oblig. BAN 4.5% 12/14/06	7,100	7,165
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3.16%, VRDN (b)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	12,555	12,555
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 2003 B, 3.02%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
Series 2004 B, 3.02%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,500	5,500
(The College of Mount Saint Joseph Proj.) 3.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,060	3,060
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series MS 1118, 3.05% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(e)	2,585	2,585
Stow Gen. Oblig. BAN 3.5% 5/11/06	5,845	5,855
		64,990
Oklahoma - 0.4%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.05% (AMBAC Insured), VRDN (b)	13,500	13,500
Oregon - 1.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN:
Series PT 1435, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,500	6,500
Series Putters 876, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,995	1,995
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 3.04%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	26,000	26,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.18% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	$ 4,300	$ 4,300
Portland Urban Renewal & Redev. Participating VRDN Series PT 3287, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,495	7,495
		46,290
Pennsylvania - 5.1%
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,700	2,700
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.15%, VRDN (b)	5,600	5,600
(UPMC Health Sys. Proj.) Series 2002 C, 3.04%, LOC Comerica Bank, Detroit, VRDN (b)	2,885	2,885
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 3.05%, LOC Allied Irish Banks PLC, VRDN (b)	5,000	5,000
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.) Series 2001 A, 3.17% tender 4/13/06, LOC Wachovia Bank NA, CP mode	17,485	17,485
Middletown Area School District Gen. Oblig. 3.04% (FSA Insured), VRDN (b)	11,900	11,900
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,700	3,700
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.07%, LOC Unicredito Italiano Spa, VRDN (b)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King's College Proj.) Series 2001 H6, 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900	900
(Student Assoc., Inc. Proj.) Series A, 3.03%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,900	2,900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 3.06% (Liquidity Facility Morgan Stanley) (b)(e)	2,805	2,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN: - continued
Series Putters 371Z, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,900	$ 3,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,675	1,675
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04 9, 3.05%, tender 2/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	9,900	9,900
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,330	5,330
TRAN Series A, 4% 6/30/06	8,600	8,623
Philadelphia School District:
Bonds Series MT 135, 2.85%, tender 6/15/06 (Liquidity Facility DEPFA BANK PLC) (b)(e)(f)	19,265	19,265
Participating VRDN Series PT 2793, 3.05% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,015	7,015
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 3.05% (Liquidity Facility Societe Generale) (b)(e)	8,000	8,000
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Putters 1228, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,100	3,100
Wilkes Barre Gen. Oblig. Series 2004 B, 3.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	10,800	10,800
		163,683
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Care New England Proj.) Series 2002 A, 3.08%, LOC Fleet Nat'l. Bank, VRDN (b)	15,810	15,810
South Carolina - 1.6%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,500	5,500
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,755	3,755
Horry County School District Participating VRDN Series PT 2033, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,715	3,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.2%, VRDN (b)	$ 2,700	$ 2,700
South Carolina Gen. Oblig. School Facilities Participating VRDN Series PT 3245, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,085	5,085
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.07%, LOC Bank of America NA, VRDN (b)	7,300	7,300
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Putters 1094, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,855	2,855
Series ROC II R6007, 3.06% (Liquidity Facility Citibank NA) (b)(e)	4,545	4,545
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 3183, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,365	5,365
Series PT 3186, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,285	8,285
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.33% tender 4/4/06, CP mode	3,200	3,200
		52,305
Tennessee - 1.5%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	14,200	14,200
Memphis Elec. Sys. Rev. Participating VRDN:
Series MS 1031, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,595	4,595
Series MS 976, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	9,878	9,878
Metropolitan Govt. Nashville & Participating VRDN Series ROC II R2201, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,105	2,105
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 3.03%, LOC Freddie Mac, VRDN (b)	17,029	17,029
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,995	1,995
		49,802
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 19.8%
Aldine Independent School District Participating VRDN Series Putters 827, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 2,940	$ 2,940
Arlington Gen. Oblig. Participating VRDN Series Putters 760, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,970	2,970
Austin Independent School District Variable Rate TRAN 3.12% 8/31/06 (b)(f)	5,100	5,100
Austin Util. Sys. Rev. Series A:
3.13% 3/9/06, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,600	10,600
3.2% 3/8/06, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,194	3,194
3.2% 3/9/06, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,555	2,555
Bastrop Independent School District Participating VRDN Series ROC II R492, 3.06% (Liquidity Facility Citibank NA) (b)(e)	8,150	8,150
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.1%, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series MS 1023, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	8,000	8,000
Series Putters 517, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,995	5,995
Series TOC 05 Y, 3.06% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	5,945	5,945
Boerne Independent School District Participating VRDN Series Putters 626, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,190	3,190
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.18%, VRDN (b)	2,600	2,600
Carrollton-Farmers Branch Independent School District Bonds Series 1996, 5.7% 2/15/15 (Pre-Refunded to 2/15/06 @ 100) (d)	4,080	4,084
Corpus Christi Gen. Oblig. Participating VRDN Series PT 2105, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,855	4,855
Corsicana Independent School District Participating VRDN Series DB 111, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	5,095	5,095
Crowley Independent School District Participating VRDN Series PT 3039, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,115	7,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev.:
3.12% 3/8/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	$ 4,100	$ 4,100
3.15% 3/8/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
Dallas Gen. Oblig. Participating VRDN Series MSDW 98 93, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	7,510	7,510
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Series PT 2210, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,320	7,320
Dallas Wtr. & Swr. Sys. Rev. Series B, 3.1% 3/7/06 (Liquidity Facility Bank of America NA), CP	17,446	17,446
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 3.06% (Liquidity Facility Societe Generale) (b)(e)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,015	4,015
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 3.06% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 3.06% (Liquidity Facility Societe Generale) (b)(e)	4,000	4,000
El Paso Gen. Oblig.:
Participating VRDN Series Putters 1042, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,615	3,615
Series 2004 B, 3.11% 3/6/06, CP	2,100	2,100
3.11% 3/6/06, CP	10,400	10,400
Granbury Independent School District Participating VRDN Series SG 129, 3.06% (Liquidity Facility Societe Generale) (b)(e)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,710	2,710
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 3.1%, LOC JPMorgan Chase Bank, VRDN (b)	400	400
Harris County Gen. Oblig.:
Participating VRDN:
Series MSTC 01 126 Class A, 3.07% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	26,000	26,000
Series Putters 1099, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,800	2,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Participating VRDN:
Series Putters 505, 3.06% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	$ 10,620	$ 10,620
TAN 3.75% 2/28/06	2,900	2,901
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.09% (MBIA Insured), VRDN (b)	3,300	3,300
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,530	3,530
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	6,600	6,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.05%, LOC KBC Bank NV, VRDN (b)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	9,000	9,000
Series SG 03 161, 3.06% (Liquidity Facility Societe Generale) (b)(e)	1,400	1,400
Series SG 149, 3.06% (Liquidity Facility Societe Generale) (b)(e)	17,500	17,500
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,485	5,485
Series ROC II 2084, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,500	2,500
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC) (b)(e)(f)	8,200	8,200
Participating VRDN Series ROC II R242, 3.06% (Liquidity Facility Citibank NA) (b)(e)	3,875	3,875
Series 2003 D, 3.15% 4/13/06 (Liquidity Facility DEPFA BANK PLC), CP	1,000	1,000
Series A, 3.2% 3/1/06, CP	3,000	3,000
Series B, 3.15% 4/12/06, CP	1,000	1,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.06% (Liquidity Facility Societe Generale) (b)(e)	3,100	3,100
Houston Independent School District:
Bonds 2.77%, tender 6/14/06 (Permanent School Fund of Texas Guaranteed) (b)	5,200	5,200
Participating VRDN Series DB 169, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	3,380	3,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev. Participating VRDN:
Series PT 2243, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 7,120	$ 7,120
Series PT 3229, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,350	5,350
Series Putters 527, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,150	3,150
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,285	2,285
Series SG 120, 3.06% (Liquidity Facility Societe Generale) (b)(e)	7,100	7,100
Hunt Memorial Hosp. District Rev. Series 1998, 3.07% (FSA Insured), VRDN (b)	4,460	4,460
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,743	5,743
Series PT 1818, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,000	2,000
Midlothian Independent School District Participating VRDN Series PT 3081, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,750	5,750
Montgomery County Muni. Util. District #46 Participating VRDN Series Putters 548, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,715	1,715
North Central Health Facilities Dev. Corp. Rev. Bonds (Dallas Methodist Hosp. Proj.) Series 1998, 3.15% tender 3/1/06 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	3,800	3,800
Northside Independent School District Participating VRDN Series PT 2329, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,640	4,640
Nueces River Auth. Wtr. Supply Rev. Participating VRDN Series PT 3190, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,730	5,730
Pearland Independent School District Participating VRDN Series SG 106, 3.06% (Liquidity Facility Societe Generale) (b)(e)	500	500
Pflugerville Independent School District Participating VRDN Series MS 1058, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Plano Independent School District Participating VRDN Series SGA 128, 3.06% (Liquidity Facility Societe Generale) (b)(e)	$ 1,680	$ 1,680
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.06% (Liquidity Facility Societe Generale) (b)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.06% (Liquidity Facility Societe Generale) (b)(e)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	6,610	6,610
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	9,995	9,995
Series SG 101, 3.06% (Liquidity Facility Societe Generale) (b)(e)	2,700	2,700
Series SG 104, 3.06% (Liquidity Facility Societe Generale) (b)(e)	12,250	12,250
Series SG 105, 3.06% (Liquidity Facility Societe Generale) (b)(e)	11,700	11,700
Series Stars 112, 3.06% (Liquidity Facility BNP Paribas SA) (b)(e)	1,040	1,040
3.08% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 3.07%, tender 2/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	5,805	5,805
Series ROC II R2222, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	4,160	4,160
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 3.07%, LOC Bank of America NA, VRDN (b)	2,800	2,800
Spring Independent School District Participating VRDN Series MT 82, 3.06% (Liquidity Facility BNP Paribas SA) (b)(e)	5,945	5,945
Sunnyvale School District Participating VRDN Series Putters 619, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,605	3,605
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 3.06% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	7,995	7,995
Texarkana Participating VRDN Series PT 3144, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,420	6,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 1,455	$ 1,455
Texas Gen. Oblig.:
Participating VRDN:
Series DB 154, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	10,775	10,775
Series EGL 03 0026, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	4,800	4,800
Series LB 05 K15, 3.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	8,000	8,000
Series PT 3018, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,515	5,515
Series Putters 1024, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,975	8,975
TRAN 4.5% 8/31/06	78,000	78,650
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN Series PZ 76, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,290	5,290
Trinity River Auth. Rev. Participating VRDN:
Series Putters 1058, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,130	5,130
Series Putters 1077, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,465	3,465
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.06% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 3.07% (Liquidity Facility Societe Generale) (b)(e)	10,000	10,000
Univ. of Texas Univ. Revs.:
Participating VRDN Series Putters 581, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,885	3,885
Series 2002 A:
3.11% 3/10/06 (Liquidity Facility Utmico), CP	4,700	4,700
3.17% 3/8/06 (Liquidity Facility Utmico), CP	2,200	2,200
Waxahachie Independent School District Participating VRDN Series Merlots 04 C19, 3.06% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,140	5,140
		637,408
Utah - 1.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 3.06% (Liquidity Facility Citibank NA, New York) (b)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN: - continued
Series MS 00 409, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	$ 1,535	$ 1,535
Series MS 175, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	16,495	16,495
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,615	5,615
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,305	6,305
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 3.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,145	5,145
		41,585
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 3.05%, LOC SunTrust Banks, Inc., VRDN (b)	4,900	4,900
Virginia - 1.6%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.11% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	1,300	1,300
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
3.25% tender 3/10/06, CP mode	2,000	2,000
3.35% tender 2/13/06, CP mode	4,000	4,000
3.35% tender 2/15/06, CP mode	4,000	4,000
3.35% tender 2/16/06, CP mode	1,000	1,000
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.08%, VRDN (b)	26,225	26,225
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1303, 3.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,000	10,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	2,300	2,300
		50,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - 3.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 781, 3.06% (Liquidity Facility Dresdner Bank AG) (b)(e)	$ 6,390	$ 6,390
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 3.07% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 3.06% (Liquidity Facility Deutsche Bank AG) (b)(e)	2,720	2,720
Series PT 734, 3.06% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	7,000	7,000
Series ROC II R152, 3.06% (Liquidity Facility Citibank NA) (b)(e)	2,230	2,230
Series ROC II R3012, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	9,770	9,770
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,300	5,300
King County Rural Library District Participating VRDN Series Putters 1015, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,665	5,665
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,975	2,975
King County Swr. Rev. Participating VRDN Series MS 01 554, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,000	5,000
Pierce County School District #10 Tacoma Bonds Series MT 144, 2.95%, tender 7/20/06 (Liquidity Facility BNP Paribas SA) (b)(e)(f)	10,940	10,940
Port of Seattle Rev. Participating VRDN Series Putters 1192, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,735	5,735
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,950	3,950
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 3.04%, LOC Bank of America NA, VRDN (b)	11,000	11,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,865	3,865
Series PT 2752, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,265	5,265
Series Putters 1199, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,630	3,630
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 509, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 5,470	$ 5,470
Series SGA 35, 3.06% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Series SGB 09, 3.06% (Liquidity Facility Societe Generale) (b)(e)	900	900
Series SGB 11, 3.06% (Liquidity Facility Societe Generale) (b)(e)	4,595	4,595
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.07%, LOC Bank of America NA, VRDN (b)	2,300	2,300
		115,495
West Virginia - 0.6%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 3.22%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,030	4,030
West Virginia Gen. Oblig. Participating VRDN Series Putters 1112, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	7,145	7,145
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.06% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,390	2,390
Series ROC II R4067, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	4,685	4,685
		18,250
Wisconsin - 2.0%
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,740	6,740
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 3.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,560	3,560
Wisconsin Gen. Oblig.:
Participating VRDN:
Series MS 901, 3.05% (Liquidity Facility Morgan Stanley) (b)(e)	5,245	5,245
Series PT 967, 3.06% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	8,925	8,925
Series 2005 A, 3.15% 3/2/06 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 3.06% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	$ 13,515	$ 13,515
Series Putters 399, 3.06% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,245	3,245
(Nat'l. Regency of New Berlin, Inc. Proj.) 3.12%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	6,000	6,000
Series B, 3.07%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	8,000	8,000
3.07%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,500	5,500
		65,630
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 3.07% (a)(c)	81,978	81,978
TOTAL INVESTMENT PORTFOLIO - 93.6% (Cost $3,015,189)		3,015,189
NET OTHER ASSETS - 6.4%		204,849
NET ASSETS - 100%		$ 3,220,038
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,995,000 or 2.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Austin Independent School District Variable Rate TRAN 3.12% 8/31/06	11/17/05 - 12/12/05	$ 5,100
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA)	11/16/05	$ 16,190
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 6,600
Security	Acquisition Date	Cost (000s)
Houston Gen. Oblig. Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC)	5/27/04 - 1/28/05	$ 8,200
Michigan Hosp. Fin. Auth. Hosp. Rev. Bonds Series PT 732, 2.95%, tender 7/20/06 (Liquidity Facility Svenska Handelsbanken AB)	5/29/03 - 12/29/03	$ 7,700
Philadelphia School District Bonds Series MT 135, 2.85%, tender 6/15/06 (Liquidity Facility DEPFA BANK PLC)	5/27/05 - 6/16/05	$ 19,265
Pierce County School District #10 Tacoma Bonds Series MT 144, 2.95%, tender 7/20/06 (Liquidity Facility BNP Paribas SA)	6/30/05	$ 10,940
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 328
Income Tax Information
At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,015,189,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

January 31, 2006

1.813078.101

UST-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 8.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 7.9%
3/9/06	3.58%	$ 55,000	$ 54,807
3/9/06	3.64	20,000	19,929
7/27/06	4.45	40,000	39,148
8/3/06	4.50	38,565	37,707
			151,591
U.S. Treasury Notes - 1.0%
6/30/06	4.20	20,000	19,878
TOTAL U.S. TREASURY OBLIGATIONS			171,469
Repurchase Agreements - 93.2%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 1/31/06 due 2/1/06 at:
4.35% (a)	$ 43,732	43,727
4.41% (a)	1,746,884	1,746,670
TOTAL REPURCHASE AGREEMENTS		1,790,397
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,961,866)		1,961,866
NET OTHER ASSETS - (2.1)%		(40,583)
NET ASSETS - 100%		$ 1,921,283
Legend
(a) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$43,727,000 due 2/1/06 at 4.35%
Banc of America Securities LLC.	$ 2,998
Barclays Capital Inc.	6,954
Credit Suisse First Boston LLC	13,789
Deutsche Bank Securities Inc.	7,194
Merrill Lynch Government Securities, Inc.	7,914
Morgan Stanley & Co. Incorporated.	2,398
State Street Bank and Trust Company	2,480
$ 43,727

$1,746,670,000 due 2/1/06 at 4.41%
Barclays Capital Inc.	$ 326,477
Bear Stearns & Co. Inc.	286,384
BNP Paribas Securities Corp.	190,922
Credit Suisse First Boston LLC	286,384
Deutsche Bank Securities Inc.	47,730
HSBC Securities (USA), Inc.	36,006
J.P. Morgan Securities, Inc.	190,922
Merrill Lynch, Pierce, Fenner & Smith	381,845
$ 1,746,670
Income Tax Information
At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,961,866,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006